Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 13,265	$ 15,383	$ 17,940
Geographical analysis of long-lived assets	151	159
The PRC
Revenue	6,727	6,398	7,125
Geographical analysis of long-lived assets	145	154
Hong Kong
Revenue	6,015	6,745	9,879
Geographical analysis of long-lived assets	6	5
Others
Revenue	$ 523	$ 2,240	$ 936